Financial risk management (Details 4) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Notes and other explanatory information [abstract]
Loans and financings	$ 1,762,633	$ 1,725,566	$ 1,669,259
Derivative financial instruments	(1,484)	2,600	2,575
Lease liabilities	95,899	77,405	27,205
Cash and cash equivalents	(620,537)	(457,259)	(497,826)
Financial investments	(19,693)	(11,058)	(18,062)
Net debt	1,216,818	1,337,254	1,183,151
Net (loss) income for the year	(187,407)	(291,810)	76,988
Depreciation and amortization	330,198	310,475	292,140
Share in the results of associates	(21,223)	(23,536)	(1,885)
Net financial results	369,460	167,058	134,811
Income tax expense (benefit)	115,556	(4,274)	150,983
Miscellaneous adjustments	107,496	248,128	110,168
Adjusted EBITDA	$ 714,080	$ 406,041	$ 763,205
Leverage ratio (Net debt/Adjusted EBITDA)	1.70	3.29	1.55